Regulatory Requirements (Details) - 1 months ended Feb. 18, 2022	USD ($)	CLP ($)
Subsequent Event [Member]
Regulatory Requirements (Details) [Line Items]
Received administrative fine notice amount	$ 314,000	$ 261,991